15. RELATED PARTY TRANSACTIONS: Schedule of Related Party Transactions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Details
Professional fees	$ 22,900	$ 0	$ 0
Management and consulting fees	150,000	60,010	242,667
Salaries and benefits	14,540	132,613	0
Share-based compensation	289,008	280,864	0
Related Party Expenses	$ 476,448	$ 473,487	$ 242,667